UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2011


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
--------------------------------------------------------------------------------
Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/11/2011



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         56
                                       ------------------------


Form 13F Information Table Value Total:   $ 42,808,119

                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 March 31, 2011


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                       Com             002824100    226     4600       4600     0       0        4600         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    510    73630      73630     0       0       73630         0        0
Aberdeen Latin Amer Eqty Fd       Com             00306K106   1935    49585      49585     0       0       49585         0        0
AllianceBernstein Income Fd       Com             01881E100    425    28500      28500     0       0       28500         0        0
Ares Cap Corp                     Com             01903Q108    200    11779      11779     0       0       11779         0        0
Ascent Solar Techn                Com             043635101     52    18000      18000     0       0       18000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    327    13200      13200     0       0       13200         0        0
Barrick Gold Cp                   Com             067901108   1703    32809      32809     0       0       32809         0        0
Berkshire Hathaway Inc            Cl A            084670108    251        2          2     0       0           2         0        0
BHP Ltd                           Sponsored ADR   088606108   1224    12762      12762     0       0       12762         0        0
Blackrock Corporate High Yld FD V Com             09255L106    335    28211      28211     0       0       28211         0        0
Blackrock MA Health & Educ TE     Sh Ben Int      575672100    281    22000      22000     0       0       22000         0        0
Blackrock Senior High Income Ptf  Com             09255T109    254    61465      61465     0       0       61465         0        0
Bristol Myers Squibb              Com             110122108    605    22880      22880     0       0       22880         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   1263    38900      38900     0       0       38900         0        0
Calamos Conv. & High Inc Fd       Com Shs         12811P198    809    59293      59293     0       0       59293         0        0
Cigna Corp                        Com             125509109    221     4990       4990     0       0        4990         0        0
Cisco Systems                     Com             17275R102   1080    63000      63000     0       0       63000         0        0
DuPont EI DeNemours               Com             263534109    220     4000       4000     0       0        4000         0        0
DWS Global High Inc               Com             23338W104    197    25300      25300     0       0       25300         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101    148    39700      39700     0       0       39700         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    337    25880      25880     0       0       25880         0        0
EDAP TMS S A                      Sponsored ADR   268311107    557   159500     159500     0       0      159500         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   2156    68110      68110     0       0       68110         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608    979    76120      76120     0       0       76120         0        0
Exxon Mobil Corp                  Com             30231G102    514     6110       6110     0       0        6110         0        0
Ford Motor Co                     Com             345370100    221    14851      14851     0       0       14851         0        0
General Electric                  Com             369604103    268    13360      13360     0       0       13360         0        0
International Business Machn      Com             459200101    212     1300       1300     0       0        1300         0        0
Ishares MSCI EAFE Index Fund      Com             464287465    368     6130       6130     0       0        6130         0        0
iShares MSCI Japan Index Fd       Com             464286848    757    73400      73400     0       0       73400         0        0
JP Morgan Chase                   Com             46625H100    231     5000       5000     0       0        5000         0        0
Lexicon Pharmaceuticals           Com             528872104    217   129100     129100     0       0      129100         0        0
Market Vectors ETR Tr Gold        Gold Miner ETR  57060U100   1833    30500      30500     0       0       30500         0        0
Merck & Co New                    Com             58933Y105    224     6776       6776     0       0        6776         0        0
MS/DW Incm                        Com             61745P874    489    30000      30000     0       0       30000         0        0
Network Engines, Inc.             Com             64121A107   1301   641089     641089     0       0      641089         0        0
Newmont Mining                    Com             651639106   1657    30351      30351     0       0       30351         0        0
Nordic American Tanker Shipp      Com             G65773106   1230    49500      49500     0       0       49500         0        0
Nuveen Mass Prem Inc              Com             67061E108    326    25000      25000     0       0       25000         0        0
Occidental Petro Crp              Com             674599105   2466    23600      23600     0       0       23600         0        0
Pimco Income Strategy Fund        Com             72201H108    389    32500      32500     0       0       32500         0        0
Pioneer High income Trust         Com             72369A106    753    45486      45486     0       0       45486         0        0
Pioneer Muni High                 Com             723762100    239    18415      18415     0       0       18415         0        0
Putnam Mgmt Muni Tr               Com             746823103    225    32567      32567     0       0       32567         0        0
RF Microdevices Inc.              Com             749941100    677   105600     105600     0       0      105600         0        0
SPDR Gold Trust                   Gold Shr        78463V107   2084    14900      14900     0       0       14900         0        0
SPDR Trust                        Unit Ser 1      78462F103    405     3055       3055     0       0        3055         0        0
Telefonos de Mexico SAB           Sp ADR REP ORD  879403780    245    13400      13400     0       0       13400         0        0
Tellabs, Inc.                     Com             879664100    266    50700      50700     0       0       50700         0        0
Thermo Fisher Scientific          Com             883556102   1966    35400      35400     0       0       35400         0        0
Toreador Resources Cp             Com             891050106   4661   432350     432350     0       0      432350         0        0
Triangle Pete Corp                Com             883556102    392    47200      47200     0       0       47200         0        0
Verizon Comm                      Com             92343V104    449    11660      11660     0       0       11660         0        0
WisdomTree Trust                  Chinese Yuan ETF97717W182    786    31000      31000     0       0       31000         0        0
Xcel Energy                       Com             98389B100    668    27965      27965     0       0       27965         0        0

